Offerings	Nov. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A Ordinary Share or one Pre-Funded Warrant to purchase one Class A Ordinary Share, and one Warrant to purchase one Class A Ordinary Share
Maximum Aggregate Offering Price	$ 14,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,218.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00225 per share (the "Class A Ordinary Shares"), of Fitness Champs Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares included in the Units
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00225 per share (the "Class A Ordinary Shares"), of Fitness Champs Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $14,000,000. No separate registration fee is required for the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included in the Units
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00225 per share (the "Class A Ordinary Shares"), of Fitness Champs Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $14,000,000. No separate registration fee is required for the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants pursuant to Rule 457(i) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 23,800,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,070.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.00225 per share (the "Class A Ordinary Shares"), of Fitness Champs Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. There will be issued one Warrant, each to purchase one Class A Ordinary Share, for every one Class A Ordinary Share or Pre-Funded Warrant offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants included in the Units proposed to be sold in the offering is $23,800,000, which is equal to 170% of $14,000,000, as each Unit will also include a Warrant to purchase one Class A Ordinary Share at an exercise price equal to 170% of the purchase price per Unit. The Warrants may be exercised, at the option of the holder, through a "zero exercise price" option, whereby the holder thereof would not pay a cash purchase price upon such exercise, but instead would receive upon such exercise a number of Class A Ordinary Shares equal to the product of (a) the number of Class A Ordinary Shares that would be issuable upon exercise of the Warrants if such exercise were by means of a cash exercise rather than a cashless exercise and (b) the quotient obtained by dividing (i) the then applicable exercise price minus the lowest volume weighted average price ("VWAP") of the Class A Ordinary Shares during the five trading days immediately prior to the applicable exercise date (such VWAP, the "Low Price") by (ii) 50% of the Low Price, or fifteen (15) Class A Ordinary Shares per Warrant using an assumed exercise price of $1.70 per Warrant and an assumed Low Price of $0.20, which is the assumed Floor Price under the Warrant, resulting in a maximum of 210,000,000 Class A Ordinary Shares issuable upon exercise of all Warrants. Under this circumstance, the Company will not receive any cash proceeds from the exercise of the Warrants, and as such the registration fee is calculated based on the maximum aggregate offering price at which the Warrants may be exercised for cash.